Debt - Scheduled Principal Payments of Long Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2020	$ 15,000
2021	37,500
2022	45,000
2023	95,000
2024	45,000
2025	112,500
Thereafter
Total	$ 350,000	$ 345,564